NOTE 20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 61,957	$ 26,027
Prepaid expenses and other current assets	1,520	645
Total assets	750,315	612,645
Shareholders' equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2014, respectively	24	24
Accumulated losses	(115,229)	(122,718)
Accumulated other comprehensive income	14,984	30,640
Total shareholders’ equity	256,069	263,052
Total liabilities and stockholders' equity	750,315	612,645
FINCERA INC.
Assets
Cash and cash equivalents	135	118
Prepaid expenses and other current assets	16	8
Investment in subsidiaries, continued operations	118,448	118,372
Investment in subsidiaries, discontinued operations	66,813	73,414
Due from subsidiaries	71,276	71,774
Total assets	256,688	263,686
Liabilities
Other payables and accrued liabilities	619	634
Shareholders' equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 23,550,993 shares at December 31, 2015, respectively; and $0.001 par value authorized – 100,000,000 shares; issued and outstanding – 23,545,939 shares at December 31, 2014, respectively	24	24
Additional paid-in capital	329,276	328,884
Accumulated losses	(88,215)	(96,496)
Accumulated other comprehensive income	14,984	30,640
Total shareholders’ equity	256,069	263,052
Total liabilities and stockholders' equity	$ 256,688	$ 263,686